10-K Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	May 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 10	$ 10
Common stock, shares authorized (in shares)	300,000,000		80,000	80,000
Common stock, shares issued (in shares)	56,997,350	56,997,350	80,000	80,000
Common stock, shares outstanding (in shares)	56,566,214		80,000	80,000